MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]	Thousands of U.S. dollars 2020 2021 Guarantees Financial, labor -related, tax and rental transactions 119,356 126,184 Contractual obligations 187,962 150,796 Other 85 157 Total 307,403 277,137
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]	Thousands of U.S. dollars INTEREST RATE 2021 FAIR VALUE (39,956) +1% (4,981) -1% 2,306
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Thousands of U.S. dollars
CROSS

-CURRENCY

FX
2021
FAIR VALUE
(39,956)
+10.0%
30,748

-10.0%
(31,301)
2021 Financial assets (*) Financial liabilities (*)
Sensitivity analysis

Functional currency

-
financial asset/liability
currency
Functional
currency
(thousands)

Asset
currency
(thousands)

U.S. Dollar
(thousands)

Functional
currency
(thousands)
Liability
currency
(thousands)
U.S. Dollar
(thousands)
Appreciation
of
asset/liability
currency

vs
functional
currency

Appreciation
of financial
assets in
functional
currency

Statements of
operations
(thousands of
U.S. dollar)

Appreciation of
financial
liabilities in
functional
currency

Statements
of operations
(thousands o
f U.S. dollar)
Euro - Colombian
Pesos
164 738,209 185 - - -
10
%
4,058.2 182 21 - -
Euro - Dirham
Moroccan

1,315 13,822 1,489 - - -
10
%
9.5 1,461 165 - -
Euro - Peruvian
Nuevos Soles
728 3,298 825 - - -
10
%
4.1 809 92 - -
Euro - USD 661 749 749 - - -
10
%
1.0 735 83 - -
Chilean Pesos – USD 2,961,535 3,483 3,483 51 - -
10
%
- 3,290,595 387 57 -
Mexican Pesos – USD 897 44 44 - - -
10
%
- 996 5 - -
Brazilian Reais –
USD
- - - - - -
10
%
0.2 - - - -
Guatemalan Quetzal
– USD
676 88 88 - - -
10
%
0.1 753 10 - -
Colombian Pesos –
USD
835,738 209 209 9,495,983 2,385 2,385
10
%
- 923,760 22 10,551,093 (265)
Peruvian Nuevos
Soles - USD
19,015 4,784 4,784 4,160 1,041 1,041
10
%
0.2 21,250 559 4,623 (116)
United States Dolar -
Euro
- 9 - - - -
10
%
23.1 - 2 - -
United States Dolar -
MXN
199 176 199 - - -
10
%
0.8 221 22 - -
Chilean Pesos – Euro 7 141 7 - - -
10
%
18.4 8 1 - -
USD-GBP 3 2 3 - - -
10
%
0.7 4 - - -
UYU-USD 36,412 815 815 - - -
10
%
- 40,457 4,046 - -
(*) Financial liabilities correspond

to borrowing in currencies

other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.